Significant Accounting Policies (Tables)	4 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Summary of Changes in Shares
Changes in Shares for the quarter July 1, 2022 to September 30, 2022 are as follows:

	Shares	Amount
Balance at July 1, 202 2	100,000	$2,500,000
Creation of Shares	1,750,000	41,330,012
Redemption of Shares	—	—

Balance at September 30, 2022	1,850,000	$43,830,012

Changes in the Shares for the period from May 24, 2022 (Date of inception) to September 30, 2022 are as follows:

	Shares	Amount
Balance at May 24, 2022 *	—	$—
Creation of Shares **	1,850,000	43,830,012
Redemption of Shares	—	—

Balance at September 30, 2022	1,850,000	$43,830,012

*	The date represents the Initial Seed Creation.
**	Includes initial seed creation of 100,000 shares for an amount of $2,500,000.